Performance Management	Aug. 01, 2025
Aspiriant Risk-Managed Equity Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Equity Allocation Fund’s Advisor Shares by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. Performance of the Institutional Shares is not shown because it has not commenced operations. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below shows changes in the Fund’s Advisor Shares’ performance from year-to-year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Equity Allocation Fund’s
Bar Chart [Heading]	Calendar Year Total Returns for Advisor Shares*
Bar Chart Closing [Text Block]
Best Quarter:	9.76% December 31, 2022
Worst Quarter:	(16.79%) March 31, 2020

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Availability Website Address [Text]	www.aspiriantfunds.com
Performance Availability Phone [Text]	1-877-997-9971
Aspiriant Risk-Managed Equity Allocation Fund | Advisor Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.55%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.76%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(16.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aspiriant Risk-Managed Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On July 1, 2015, simultaneous with the commencement of the Fund’s investment operations, the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund, converted into the Fund. The performance information shown below prior to July 1, 2015 is that of the Private Fund. The performance information for the Private Fund reflects the maximum fees and expenses that could have been charged to the Private Fund. The Private Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Returns*
Bar Chart [Table]
*	Year-to-date total return as of March 31, 2025 was (0.26)%.

Bar Chart Closing [Text Block]
Best Quarter:	6.61% December 31, 2023
Worst Quarter:	(5.43%) March 31, 2022

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance [Table]
	1 Year	5 Years	10 Years
Aspiriant Risk-Managed Municipal Bond Fund
Total Return Before Taxes	2.89%	1.62%	2.65%
Return After Taxes on Distributions	2.85%	1.55%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	3.16%	2.02%	2.76%
Bloomberg Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	1.05%	0.99%	2.25%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	www.aspiriantfunds.com
Performance Availability Phone [Text]	1-877-997-9971
Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return
Bar Chart, Year to Date Return	(0.26%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.43%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Aspiriant Defensive Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance and an index that tracks the performance of hedge fund of funds. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance and an index that tracks the performance of hedge fund of funds.
Bar Chart [Heading]	Calendar Year Total Returns*
Bar Chart Closing [Text Block]
Best Quarter:	7.68% June 30, 2020
Worst Quarter:	(11.01%) March 31, 2020

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Availability Website Address [Text]	www.aspiriantfunds.com
Performance Availability Phone [Text]	1-877-997-9971
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return
Bar Chart, Year to Date Return	4.02%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aspiriant Risk-Managed Taxable Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Returns*
Bar Chart Closing [Text Block]
Best Quarter:	6.33% December 31, 2023
Worst Quarter:	(5.55%) June 30, 2022

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Availability Website Address [Text]	www.aspiriantfunds.com
Performance Availability Phone [Text]	1-877-997-9971
Aspiriant Risk-Managed Taxable Bond Fund | Aspiriant Risk-Managed Taxable Bond Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return
Bar Chart, Year to Date Return	2.89%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.55%)
Lowest Quarterly Return, Date	Jun. 30, 2022